LICENSES	12 Months Ended
Jun. 30, 2025
LICENSES
LICENSES

10. LICENSES

$
Cost
As at June 30, 2023	710,911
Additions (disposals)	-
As at June 30, 2024	710,911
Additions (disposals)	-
As at June 30, 2025	710,911

Accumulated amortization
As at June 30, 2023	(470,413)
Amortization	(131,915)
As at June 30, 2024	(602,328)
Amortization	(108,583)
As at June 30, 2025	(710,911)

Net book value ($)
As at June 30, 2023	240,498
As at June 30, 2024	108,583
As at June 30, 2025	-

During the year ended June 30, 2025, amortization expense in relation to these licenses amounted to $108,583 (June 30, 2024 – $131,915; June 30, 2023 – $164,582).